Other current liabilities (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Other current liabilities
Professional service fee	¥ 6,319		¥ 9,391
Advertising expense payables	2,703		5,893
Promotional expense payables	5,862		1,099
Others	5,582		7,308
Total	¥ 20,466	$ 2,879	¥ 23,691